UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05133

High Income Securities Fund
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Andrew Dakos
Bulldog Investors, LLP
250 Pehle Avenue, Suite 708
Saddle Brook, NJ 07663
(Name and address of agent for service)

Copy to:
Thomas R. Westle, Esq.
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020

Registrant's telephone number, including area code: 1-888-898-4107

Date of fiscal year end: August 31, 2022

Date of reporting period: July 1, 2021– June 30, 2022

Item 1. Proxy Voting Record.

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 2021 - June 2022

Company Name	Meeting Date	CUSIP	Ticker
Suro Capital	7/7/2021	86887Q109	SSSS
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Leonard A. Potter
Mirror Vote	For	2. To provide an advisory non-binding vote to approve executive compensation	Issuer
Mirror Vote	For	3. The ratification of the selection of Marcum LLP as the independent registered public accounting firm for SuRo Capital Corp. for the fiscal year ending December 31, 2021.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Tortoise PWR & Energy Infrastr	7/14/2021	89147X104	TPZ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Rand C. Berney
Election of Director: Jennifer Paquette
2. To ratify the selection of Ernst & Young LLP as the independent registered public accounting firm of the Company for its fiscal year ending November 30, 2021.
Mirror vote	For		Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Tortoise Energy Independence Fund	7/14/2021	89148K200	NDP
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Withhold	For	1. Vote Board of Directors:	Issuer
Election of Director: Rand C. Berney
Election of Director: Jennifer Paquette
2. To ratify the selection of Ernst & Young LLP as the independent registered public accounting firm of the Company for its fiscal year ending November 30, 2021.
Abstain	For		Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Invesco High Income Trust II	8/6/2021	46131F101	VLT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
NO vote sold.	For	1. Election of Trustees:	Issuer
01 Jack M Fields
02 Martin L Flanagan
03 Elizabeth Krentzman
04 Robert C. Troccoli
05 James D Vaughn

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Delaware Enhanced Gbl Div & Inc FD	8/19/2021	246060107	DEX
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Jerome D. Abernathy
Election of Director: Thomas L. Bennett
Election of Director: Ann D. Borowiec
Election of Director: Joseph W. Chow
Election of Director: H. Jeffrey Dobbs
Election of Director: John A. Fry
Election of Director: Joseph Harroz, Jr.
Election of Director: Sandra A.J. Lawrence
Election of Director: Shawn K. Lytle
Election of Director: F. A. Sevilla-Sacasa
Election of Director: Thomas K. Whitford
Election of Director: Christianna Wood
Election of Director: Janet L. Yeomans

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Blue Water Acquisiton	8/12/2021	09607T104	BLUW
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal - To approve and adopt the Agreement and Plan of Merger, dated as of April 27, 2021 (as it may be amended or supplemented from time to time, the "Merger Agreement"), by and among Blue Water, Blue Water Merger Sub Corp., a Delaware corporation and wholly-owned subsidiary of Blue Water ("Merger Sub") and Clarus Therapeutics, Inc., a Delaware corporation ("Clarus"), and approve the transactions contemplated thereby, including the merger of Merger Sub with ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
2. To approve and adopt a second amendment and restatement of Blue Water's certificate of incorporation ("Blue Water Charter"): provide that the name of Blue Water shall be changed to "Clarus Therapeutics Holdings, Inc."
Issuer
For	For
3. To approve and adopt a second amendment and restatement of Blue Water's certificate of incorporation ("Blue Water Charter"): provide for the structure of the board of directors of Blue Water (the "Board") immediately after the consummation of the Business Combination (the "Closing"), split into three classes of as even size as practicable, Class I, II, and III, each to serve a term of three (3) years, except for the initial term, for which the Class I directors will be up for reelection at the ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
4. To approve and adopt a second amendment and restatement of Blue Water's certificate of incorporation ("Blue Water Charter"): remove and change certain provisions in the Blue Water Charter related to Blue Water's status as a special purpose acquisition company.
Issuer
For	For
5. To approve and adopt a second amendment and restatement of Blue Water's certificate of incorporation ("Blue Water Charter"): conditioned upon the approval of Proposals 2 through 4, to approve the proposed Amended Charter in the form appended to the accompanying proxy statement/prospectus as Annex B, which includes the approval of all other changes in the proposed Amended Charter in connection with replacing the existing Blue Water Charter with the proposed Amended Charter as of the ... (due to space limits, see proxy statement for full proposal).
Issuer
6. Vote Board of Directors:
Election of Director: John Amory
Election of Director: Alex Zisson
Election of Director: Elizabeth Cermak
Election of Director: Mark Prygocki
Election of Director: Robert Dudley
Election of Director: Kimberly Murphy
For	For	Election of Director: Joseph Hernandez	Issuer
For	For
7. The Incentive Plan Proposal - To consider and vote upon a proposal to adopt the Clarus Therapeutics Holdings, Inc. 2021 Stock Option and Incentive Plan, a copy of which is appended to the accompanying proxy statement/prospectus as Annex C.
Issuer
For	For
8. The ESPP Proposal - To consider and vote upon a proposal to adopt the Clarus Therapeutics Holdings, Inc. 2021 Employee Stock Purchase Plan, a copy of which is appended to the accompanying proxy statement/prospectus as Annex D.
Issuer
For	For
9. The Adjournment Proposal - To consider and vote upon a proposal to adjourn this special meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the special meeting, there are not sufficient votes to approve the Business Combination Proposal, the Charter Amendment Proposals, the Director Election Proposal, the Incentive Plan Proposal, or the ESPP Proposal.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Vertical Cap Income Fd	8/27/2021	92535C104	VCIF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Withhold	For	1. To re-elect T. Neil Bathon as a Trustee of the Fund.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Saba Capital Income & Opp FD	9/24/2021	78518H103	BRW
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
ection of Director: Aditya Bindal
Election of Director: Karen Caldwell
Election of Director: Ketu Desai
Election of Director: Kieran Goodwin
Election of Director: Thomas Bumbolow
Election of Director: Andrew Kellerman

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
FS KKR Capital Corp.	10/27/2021	302635206	FSK
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Election of Directors	Issuer
Election of Director: Todd C. Builione
Election of Director: Brian R. Ford
Election of Director: Richard I. Goldstein
Election of Director: Osagie Imasogie
Mirror Vote	For	2. To approve the proposal to allow the Company in future offerings to sell its shares below net asset value per share in order to provide flexibility for future sales.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Spartacus Acquisition Corp.	10/27/2021	84677L109	TMTS
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal - To consider and vote upon a proposal to approve the business combination (the "Business Combination") and adopt the Agreement and Plan of Merger, dated as of June 9, 2021, as it may be amended (the "Merger Agreement"), by and among the Company, Spartacus Acquisition Shelf Corp. ("Shelf"), NextNav, LLC, NextNav Holdings, LLC ("Holdings"), NEA 14 NextNav Blocker, LLC, Oak NextNav Blocker, LLC, Columbia Progeny Partners IV, Inc., Global Long Short ... (due to space limits, see proxy statement for full proposal).
Issuer
For	For
2A. The Business Combination Proposal - To consider and vote upon a proposal to approve the business combination (the "Business Combination") and adopt the Agreement and Plan of Merger, dated as of June 9, 2021, as it may be amended (the "Merger Agreement"), by and among the Company, Spartacus Acquisition Shelf Corp. ("Shelf"), NextNav, LLC, NextNav Holdings, LLC ("Holdings"), NEA 14 NextNav Blocker, LLC, Oak NextNav Blocker, LLC, Columbia Progeny Partners IV, Inc., Global Long Short ... (due to space limits, see proxy statement for full proposal).
Issuer
For	For
2B. To approve the following material differences, between the amended and restated certificate of incorporation of Shelf that will be in effect upon the closing of the Business Combination and the Company's current amended and restated certificate of incorporation: To remove certain provisions related to the Company's status as a special purpose acquisition company.
Issuer
For	For
2C. To approve the following material differences, between the amended and restated certificate of incorporation of Shelf that will be in effect upon the closing of the Business Combination and the Company's current amended and restated certificate of incorporation: To remove certain provisions related to the Company's status as a special purpose acquisition company.
Issuer
For	For
2D. To approve the following material differences, between the amended and restated certificate of incorporation of Shelf that will be in effect upon the closing of the Business Combination and the Company's current amended and restated certificate of incorporation: To remove certain provisions related to the Company's status as a special purpose acquisition company.
Issuer
For	For
2E. To approve the following material differences, between the amended and restated certificate of incorporation of Shelf that will be in effect upon the closing of the Business Combination and the Company's current amended and restated certificate of incorporation: To eliminate explicit authority to create and issue rights, warrants and options with such terms as set by the board of directors.
Issuer
For	For
2F. To approve the following material differences, between the amended and restated certificate of incorporation of Shelf that will be in effect upon the closing of the Business Combination and the Company's current amended and restated certificate of incorporation: To eliminate explicit authority to create and issue rights, warrants and options with such terms as set by the board of directors.
Issuer
For	For
2G. To approve the following material differences, between the amended and restated certificate of incorporation of Shelf that will be in effect upon the closing of the Business Combination and the Company's current amended and restated certificate of incorporation: To eliminate from the certificate of incorporation the ability of the board to fill any newly created directorships and vacancies; however, a similar right has been added to Shelf's proposed bylaws.
Issuer
For	For
2H. To approve the following material differences, between the amended and restated certificate of incorporation of Shelf that will be in effect upon the closing of the Business Combination and the Company's current amended and restated certificate of incorporation: To provide that any and all directors of Shelf may be removed at any time with or without cause and only by the affirmative vote of holders of at least two-thirds (2/3) of the voting power of all then outstanding shares of capital stock.
Issuer
For	For
2I. To approve the following material differences, between the amended and restated certificate of incorporation of Shelf that will be in effect upon the closing of the Business Combination and the Company's current amended and restated certificate of incorporation: To require the vote of at least two-thirds (2/3) of the voting power of all then outstanding shares of capital stock or a majority of the board, to adopt, amend or repeal Shelf's bylaws.
Issuer
For	For
2J. To approve the following material differences, between the amended and restated certificate of incorporation of Shelf that will be in effect upon the closing of the Business Combination and the Company's current amended and restated certificate of incorporation: To provide that the business conducted at a special meeting of stockholders will be limited to matters properly brought before the meeting by or at the direction of the board.
Issuer
For	For
2K. To approve the following material differences, between the amended and restated certificate of incorporation of Shelf that will be in effect upon the closing of the Business Combination and the Company's current amended and restated certificate of incorporation: To indemnify and hold harmless a person who is or was made or threatened to be made a party to or is otherwise involved in any threatened, pending or completed action, suit or proceeding, by reason of the fact that he or she is or was a ... (due to space limits, see proxy statement for full proposal).
Issuer
For	For
2L. To approve the following material differences, between the amended and restated certificate of incorporation of Shelf that will be in effect upon the closing of the Business Combination and the Company's current amended and restated certificate of incorporation: To remove corporate opportunity provisions.
Issuer
For	For
2M. To approve the following material differences, between the amended and restated certificate of incorporation of Shelf that will be in effect upon the closing of the Business Combination and the Company's current amended and restated certificate of incorporation: To require the vote of at least two-thirds (2/3) of the voting power of all then outstanding shares of capital stock, to amend or repeal certain provisions of the certificate of incorporation or, if two-thirds (2/3) of the board has ... (due to space limits, see proxy statement for full proposal).
Issuer
For	For
2N. To approve the following material differences, between the amended and restated certificate of incorporation of Shelf that will be in effect upon the closing of the Business Combination and the Company's current amended and restated certificate of incorporation: To include certain transfer restrictions, including prohibiting the transfer of (i) common stock, warrants or shares issuable upon the exercise or conversion of warrants issued by Shelf pursuant to the Merger Agreement (a) received by ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For	3. The Incentive Plan Proposal - To consider and vote upon a proposal to adopt the NextNav Inc. 2021 Omnibus Incentive Plan.	Issuer
For	For	4. The Employee Stock Purchase Plan Proposal - To consider and vote upon a proposal to adopt the NextNav Inc. 2021 Employee Stock Purchase Plan.	Issuer
For	For	Vote Board of Directors:	Issuer
Election of Director: Skyler Wichers
Election of Director: Alan B. Howe
Election of Director: Andrew Day
Election of Director: Gary Parsons
Election of Director: Ganesh Pattabiraman
Election of Director: Peter Barris
Election of Director: Bandel Carano
Election of Director: James B. Fleming
Election of Director: Peter D. Aquino
For	For
7. The Nasdaq Proposal - To approve, for the purposes of complying with the applicable listing rules of Nasdaq, the issuance of shares of the Company in connection with a private placement in connection with and immediately prior to consummation of the Business Combination.
Issuer
For	For
8. The Nasdaq Proposal - To approve, for the purposes of complying with the applicable listing rules of Nasdaq, the issuance of shares of the Company in connection with a private placement in connection with and immediately prior to consummation of the Business Combination.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
DFP Healthcare Acquisition	10/20/2021	23343Q100	DFPH
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal - to consider and vote upon a proposal to approve the Agreement and Plan of Merger, dated as of June 28, 2021 (as it may be amended and/or restated from time to time, the "Merger Agreement"), by and among DFP, Orion Merger Sub I, Inc., a Delaware corporation and direct, wholly owned subsidiary of DFP ("First Merger Sub"), Orion Merger Sub II, LLC, a Delaware limited liability company and direct, wholly owned subsidiary of DFP ("Second Merger Sub") and TOI Parent, ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
2. Stock Issuance Proposal - to consider and vote upon a proposal to approve, assuming the Business Combination Proposal is approved and adopted, for purposes of complying with the applicable listing rules of Nasdaq (each, a "Nasdaq Listing Rule"), (i) the issuance of DFP Class A Common Stock, par value $0.0001 per share (the "DFP Class A Common Stock") pursuant to the Merger Agreement and up to 12,500,000 additional Earnout Shares (as defined herein), as described in more detail in the ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
3. The Charter Proposal - to consider and vote upon a proposal to approve, assuming the Business Combination Proposal and the Stock Issuance Proposal are approved and adopted, a proposed third amended and restated certificate of incorporation (the "Proposed Charter") of DFP, which will amend and restate the second amended and restated certificate of incorporation of DFP, dated March 10, 2020, (the "Current Charter"), which Proposed Charter will be in effect upon the closing of the Business Combination (the "Closing") (the "Charter Amendment Proposal").
Issuer
For	For
4A. Advisory Charter Proposal A - to change the number of shares of authorized capital stock to 510,000,000, consisting of 500,000,000 shares of New TOI Common Stock, par value $0.0001 per share ("New TOI Common Stock") and 10,000,000 shares of preferred stock, par value $0.0001 per share from 100,000,000 shares of DFP Class A Common Stock, 10,000,000 shares of DFP Class B common stock, par value $0.0001 per share (the "DFP Class B Common Stock") and 1,000,000 shares of preferred stock, par value $0.0001 per share ("Advisory Charter Proposal A").
Issuer
For	For
4B. Advisory Charter Proposal B - to make each member of New TOI's board of directors (the "New TOI Board") subject to election at each annual meeting of stockholders (or special meeting in lieu thereof), as opposed to DFP having three classes of directors, with only one class of directors being elected in each year and each class serving a three-year term ("Advisory Charter Proposal B").
Issuer
For	For	4C. Advisory Charter Proposal C - to change the stockholder vote required to amend certain provisions of the Proposed Charter ("Advisory Charter Proposal C").	Issuer
For	For
4D. Advisory Charter Proposal D - to change the stockholder vote required to amend the amended and restated bylaws to be adopted by DFP immediately prior to the Closing ("Advisory Charter Proposal D").
Issuer
For	For
4E. Advisory Charter Proposal E - to prohibit stockholders form acting by written consent by specifying that any action required or permitted to be taken by stockholders must be effected by a duly called annual or special meeting and may not be effected by written consent ("Advisory Charter Proposal E").
Issuer
For	For
4F. Advisory Charter Proposal F - to renounce any interest or expectancy that New TOI has in, or right to be offered an opportunity to participate in, specified business opportunities that are from time to time presented to its nonemployee directors (including any non-employee director who serves as one of New TOI's officers in both his or her director and officer capacities) ("Advisory Charter Proposal F").
Issuer
For	For
4G. Advisory Charter Proposal G - to amend the exclusive forum provision of the Current Charter to provide that, among other administrative or clarifying revisions, unless New TOI consents in writing to the selection of an alternative forum, to the fullest extent permitted by law, the sole and exclusive forum for any action asserting a cause of action arising under the Securities Act or any rule or regulation promulgated thereunder (in each case, as amended) shall be the federal district courts of the United States of America ("Advisory Charter Proposal G").
Issuer
For	For
4H. Advisory Charter Proposal H - to provide for certain additional changes, including, among others, (i) changing the post-business combination company's corporate name from "DFP Healthcare Acquisitions Corp." to "The Oncology Institute, Inc." and making the company's corporate existence perpetual and (ii) removing certain provisions related to DFP's status as a blank check company that will no longer apply upon consummation of the Business Combination, all of which the DFP board of directors ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
5. The Incentive Plan Proposal - to consider and vote upon a proposal to approve, assuming the Business Combination Proposal, Stock Issuance Proposal and Charter Proposal are approved and adopted, The Oncology Institute, Inc. 2021 Incentive Award Plan (the "2021 Plan"), including the authorization of the initial share reserve under the 2021 Plan (the "Incentive Plan Proposal").
Issuer
For	For
6. The ESPP Proposal - to consider and vote upon a proposal to approve, assuming the Business Combination Proposal, the Stock Issuance Proposal, the Charter Proposal and the Incentive Plan Proposal are approved and adopted, The Oncology Institute, Inc. 2021 Employee Stock Purchase Plan (the "ESPP"), including the authorization of the initial share reserve under the ESPP (the "ESPP Proposal").
Issuer
For	For	7. Vote Board of Directors:	Issuer
Election of Director: Richard Barasch
Election of Director: Brad Hively
Election of Director: Karen Johnson
Election of Director: Mohit Kaushal
Election of Director: Anne McGeorge
Election of Director: Maeve O'Meara
Election of Director: Ravi Sarin
For	For
8. The Adjournment Proposal - to consider and vote upon a proposal to adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, there are not sufficient votes to approve one or more proposals presented to stockholders for vote, or DFP determines that one or more of the closing conditions under the Business Combination is not satisfied or waived (the "Adjournment Proposal").
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Gigcapital4, Inc	12/3/2021	37518G101	GIG
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. To approve and adopt the Agreement and Plan of Merger dated June 4, 2021, as amended on August 6, 2021, and as it may be further amended from time to time, the ("Merger Agreement") by and among the Company, GigCapital4 Merger Sub Corporation, a Delaware corporation ("Merger Sub"), BigBear.ai Holdings, LLC, a Delaware limited liability company ("BigBear"), and BBAI Ultimate Holdings, LLC, a Delaware limited liability company, a copy of which is attached to the proxy statement as Annex A, and approve the transactions contemplated thereby.
Issuer
For	For
2. To approve, for purposes of complying with applicable Nasdaq listing rules, the issuance of more than 20% of the Company's outstanding GigCapital4 Common Stock in connection with the Business Combination and the Convertible Note Subscription Agreements, including up to 123,710,000 shares of GigCapital4 Common Stock to Ultimate as the sole equity holder of BigBear, and 17,391,304 shares of GigCapital4 Common Stock upon conversion of the Convertible Notes.
Issuer
For	For
3. To consider and vote upon a proposal to amend the Company's current amended and restated certificate of incorporation (the "Charter") to provide for the classification of our board of directors (our "Board") into three classes of directors with staggered terms of office and to make certain related changes.
Issuer
For	For
4. To consider and vote upon a proposal to amend the Company's Charter to provide for certain additional changes, including but not limited to changing the Company's name from "GigCapital4, Inc." to "BigBear.ai Holdings, Inc." and eliminating certain provisions specific to our status as a blank check company.

For	For	5A. To approve the BigBear.ai Holdings, Inc. 2021 Long-Term Incentive Plan (the "2021 Plan"), including the authorization of the initial share reserve under the 2021 Plan.	Issuer
For	For	5B. To approve the BigBear.ai Holdings, Inc. 2021 Employee Stock Purchase Plan (the "2021 ESPP"), including the authorization of the initial share reserve under the 2021 ESPP.	Issuer
For	For
6. To elect, effective at Closing, eleven directors to serve staggered terms on our board of directors until the 2022, 2023 and 2024 annual meetings of stockholders, respectively, and until their respective successors are duly elected and qualified.
Issuer
For	For
7. To approve, if necessary the adjournment of the Special Meeting to a later date or dates to permit further solicitation and votes of proxies in the event there are insufficient votes for, or otherwise in connection with, the approval of the Business Combination Proposal, the Nasdaq Stock Issuance Proposal, the Charter Amendment Proposals, the Equity Plans Proposals or the Election of Directors Proposal. This proposal will only be presented at the Special Meeting if there are not sufficient votes to approve the proposals.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Cion Investment Corp.	12/3/2021	17259U204	CION
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For
1. To approve a proposal to approve the application of the reduced asset coverage requirements in Section 61(a)(2) of the Investment Company Act of 1940, as amended, to the Company, which would permit the Company to increase the maximum amount of leverage that it is permitted to incur by reducing the asset coverage requirement applicable to the Company from 200% to 150% (the "Leverage Proposal").
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Healthcor Catalio Acquistion Corp.	12/21/2021	G44125105	HCAQ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal - RESOLVED, as an ordinary resolution, that HealthCor's entry into the Business Combination Agreement, dated as of July 7, 2021 (as the same has been or may be amended, modified, supplemented or waived from time to time, the "Business Combination Agreement"), by and among HealthCor, Optimus Merger Sub I, Inc., a Delaware corporation and wholly owned subsidiary of HealthCor ("Merger Sub I"), Optimus Merger Sub II, Inc., a Delaware corporation and wholly owned subsidiary ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
2. The Domestication Proposal - RESOLVED, as a special resolution, that the change of HealthCor's jurisdiction of incorporation from the Cayman Islands to the State of Delaware (the "Domestication") by deregistering as an exempted company in the Cayman Islands and continuing and domesticating as a corporation incorporated under the laws of the State of Delaware (HealthCor following the Domestication, "New Hyperfine" and such proposal, the "Domestication Proposal") be approved, ratified and confirmed in all respects.
Issuer
For	For
3. The Organizational Documents Proposal - RESOLVED, as a special resolution, that, assuming the Business Combination Proposal and the Domestication Proposal are approved and adopted, the amendment and restatement of the Current Articles by their deletion and replacement with the proposed new certificate of incorporation (the "Proposed Charter") and bylaws (the "Proposed Bylaws" and, together with the Proposed Charter, the "Proposed Organizational Documents") of New Hyperfine, which, if approved, ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
4A.Advisory Charter Proposal 4A - RESOLVED, that the authorized share capital in the Proposed Charter be increased from 555,000,000 shares divided into 500,000,000 Class A ordinary shares, par value $0.0001 per share (the "Class A ordinary shares"), 50,000,000 Class B ordinary shares, par value $0.0001 per share (the "Class B ordinary shares" and, together with the Class A ordinary shares, the "ordinary shares"), and 5,000,000 preference shares, par value $0.0001 per share (the "preference ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
4B. Advisory Charter Proposal 4B - RESOLVED, that the Proposed Charter provide that holders of shares of Class A common stock will be entitled to cast one vote per share of Class A common stock and (i) prior to the effective time of the Mergers (the "Effective Time"), holders of shares of Class B common stock will have the right to one vote per share of Class B common stock, and (ii) effective upon the Effective Time, holders of shares of Class B common stock will be entitled to cast 20 votes ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
4C. Advisory Charter Proposal 4C - RESOLVED, that the Proposed Charter provide that any action required or permitted to be taken by the stockholders of New Hyperfine at any annual or special meeting of stockholders of New Hyperfine may be taken by written consent until the time the issued and outstanding shares of Class B common stock represent less than 50% of the voting power of the then outstanding shares of capital stock of New Hyperfine that would be entitled to vote in the election of ... (due to space limits, see proxy statement for full proposal).
Issuer
For	For
4D. Advisory Charter Proposal 4D - RESOLVED, that amendments to certain provisions of the Proposed Charter relating to the rights of Class A common stock and Class B common stock will require (i) so long as any shares of Class B common stock remain outstanding, the affirmative vote of the holders of at least two-thirds of the outstanding shares of Class B common stock, voting as a separate class, (ii) so long as any shares of Class A common stock remain outstanding, the affirmative vote of the ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
4E. Advisory Charter Proposal 4E - RESOLVED, that the Proposed Bylaws may be amended, altered, repealed or adopted either (x) by the affirmative vote of a majority of the board of directors of New Hyperfine (the "New Hyperfine Board") present at any regular or special meeting of the New Hyperfine Board at which a quorum is present or (y) (i) when the issued and outstanding shares of Class B common stock represents less than 50% of the voting power of the then outstanding shares of capital stock ... (due to space limits, see proxy statement for full proposal).
Issuer
For	For
4F. Advisory Charter Proposal 4F - RESOLVED, that the Proposed Charter provide that the number of directors will be fixed and may be modified by the New Hyperfine Board; provided that, prior to the first date on which the issued and outstanding shares of Class B common stock represents less than 50% of the voting power of the then outstanding shares of capital stock of New Hyperfine that would be entitled to vote in the election of directors, the number of directors cannot exceed a certain ... (due to space limits, see proxy statement for full proposal).
Issuer
For	For
4G. Advisory Charter Proposal 4G - RESOLVED, that the Proposed Charter provide that the New Hyperfine Board is not classified, and that the New Hyperfine directors shall serve for a term of one year, expiring at the next annual meeting of stockholders of New Hyperfine, as opposed to the Current Articles, which provide that HealthCor's board of directors is divided into three classes, with each class elected for staggered three year terms.
Issuer
For	For
4H. Advisory Charter Proposal 4H - RESOLVED, that the Proposed Charter provide that any or all directors of New Hyperfine may be removed from office at any time with or without cause and for any or no reason only with and immediately upon, (i) on or after the date on which the issued and outstanding shares of Class B common stock represents less than 50% of the voting power of the then outstanding shares of capital stock of New Hyperfine that would be entitled to vote in the election of directors, the ... (due to space limits, see proxy statement for full proposal).
Issuer
For	For
4I. Advisory Charter Proposal 4I - RESOLVED, that various provisions in the Current Articles applicable only to blank check companies, including the provisions requiring that HealthCor have net tangible assets of at least $5,000,001 immediately prior to, or upon such consummation of, a business combination, be eliminated.
Issuer
For	For
5. The Stock Issuance Proposal - RESOLVED, as an ordinary resolution, that, assuming the Business Combination Proposal, the Domestication Proposal and the Organizational Documents Proposal are approved and adopted, for the purposes of complying with the applicable listing rules of The Nasdaq Stock Market ("Nasdaq"), the issuance of (i) an aggregate of 29,663,067 shares of Class A common stock to stockholders of Hyperfine pursuant to the terms of the Business Combination Agreement, ... (due to space limits, see proxy statement for full proposal).
Issuer
For	For
6. The Director Election Proposal - RESOLVED, as an ordinary resolution, that, assuming the Business Combination Proposal, the Domestication Proposal, the Organizational Documents Proposal and the Stock Issuance Proposal are approved and adopted, the appointment of seven directors who, effective immediately after the Effective Time, will become the directors of New Hyperfine until their respective successors are duly elected and qualified pursuant to the terms of the Proposed ... (due to space limits, see proxy statement for full proposal).
Issuer
For	For
7. The Incentive Plan Proposal - RESOLVED, as an ordinary resolution, that, assuming the Business Combination Proposal, the Domestication Proposal, the Organizational Documents Proposal, the Stock Issuance Proposal and the Director Election Proposal are approved and adopted, the Hyperfine, Inc. 2021 Equity Incentive Plan (the "Incentive Plan Proposal") be approved and adopted.
Issuer
For	For
8. The Adjournment Proposal - RESOLVED, as an ordinary resolution, that the adjournment of the extraordinary general meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the extraordinary general meeting, any of the Business Combination Proposal, the Domestication Proposal, the Organizational Documents Proposal, the Stock Issuance Proposal or the Incentive Plan Proposal would not be duly ... (due to space limits, see proxy statement for full proposal).
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
FS Development Corp. II	12/23/2021	30318F100	FSII
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. To (a) adopt and approve the Merger Agreement and (b) approve the Business Combination (the "Business Combination Proposal").	Issuer
For	For
2. To approve, assuming the Business Combination Proposal is approved and adopted, for purposes of complying with the applicable provisions of Nasdaq Stock Exchange Listing Rule 5635 (each, a "Nasdaq Listing Rule"), (a) the issuance of 32,500,000 newly issued shares of FS Development II Class A Common Stock in the Business Combination, (b) the issuance and sale of 7,500,000 newly issued shares of FS Development II Class A Common Stock in a private placement concurrent with the Business combination ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
3A. Charter Amendment Proposal A - To approve, assuming the Business Combination Proposal is approved and adopted, a proposed second amended and restated certificate of incorporation, which will amend and restate FS Development Corp. II's current certificate of incorporation, dated February 16, 2021 (the "Current Charter"), and which proposed second amended and restated certificate of incorporation will be in effect upon the closing of the Business Combination (the "Closing").
Issuer
For	For
3B. Charter Amendment Proposal B - To approve and adopt a proposed amendment to the second amended and restated certificate of incorporation to increase the number of shares of FS Development II Class A Common stock from 100,000,000 to 250,000,000 and the total number of authorized shares from 110,000,000 (following approval of Charter Amendment Proposal A) to 260,000,000, which proposed amendment to the second amended and restated certificate of incorporation will be in effect upon the Closing.
Issuer
For	For
4A. Advisory Charter Proposal A - To increase the authorized shares of FS Development II Class A Common Stock to 250,000,000 shares (if Charter Amendment Proposal B passes). If Charter Amendment Proposal B does not pass, the authorized shares of FS Development II Class A Common Stock will remain 100,000,000 shares.
Issuer
For	For
4B. Advisory Charter Proposal B - To increase the authorized shares of "blank check" preferred stock that the Combined Entity's board of directors could issue to discourage a takeover attempt to 10,000,000 shares.
Issuer
For	For
4C. Advisory Charter Proposal C - To provide that certain amendments to provisions of the Proposed Charter will require the approval of at least 66.67% of the Combined Entity's then-outstanding shares of capital stock entitled to vote on such amendment.
Issuer
For	For
4D. Advisory Charter Proposal D - To make the Combined Entity's corporate existence perpetual as opposed to FS Development II's corporate existence, which is required to be dissolved and liquidated 24 months following the closing of its initial public offering and to remove from the Proposed Charter the various provisions applicable only to specified purpose acquisition corporations contained in the Current Charter.
Issuer
For	For
4E. Advisory Charter Proposal E - To provide that any amendment to the Amended Bylaws will require the approval of at least 66.67% of the Combined Entity's then-outstanding shares of capital stock entitled to vote on such amendment, provided that if the board of directors of the Combined Entity recommends approval of such amendment, such amendment will require the approval of a majority of the Combined Entity's then-outstanding shares of capital stock entitled to vote on such amendment.
Issuer
For	For
5. To approve, assuming the Business Combination Proposal is approved and adopted, the 2021 Stock Option and Incentive Plan a copy of which is appended to the accompanying proxy statement/ prospectus as Annex E, which will become effective the day prior to the Closing (the "Incentive Plan Proposal").
Issuer
For	For
6. To approve a proposal to adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, there are not sufficient votes to approve the Business Combination Proposal, the Nasdaq Stock Issuance Proposal, the Charter Amendment Proposals, the Advisory Charter Proposals, or the Incentive Plan Proposal, or we determine that one or more of the closing conditions under the Business Combination is not satisfied or waived.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Roman DBDR Tech Acquisition	12/23/2021	77584N101	DBDC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Business Combination Proposal - To approve the Agreement and Plan of Merger, dated as of April 19, 2021, and as amended as of May 25, 2021, or the "Merger Agreement", by and among Roman DBDR, CompoSecure Holdings, L.L.C., ("CompoSecure"), Roman Parent Merger Sub LLC, a Delaware limited liability company and wholly-owned subsidiary of Roman DBDR (the "Merger Sub") and LLR Equity Partners IV, L.P., a Delaware limited partnership ("Member Representative"), and the transactions contemplated ... (due to space limits, see proxy statement for full proposal).
Issuer
For	For
2. Nasdaq Stock Issuance Proposal - To approve, assuming the Business Combination Proposal is approved and adopted, for purposes of complying with the applicable provisions of Nasdaq Stock Exchange Listing Rule 5635 (each, a "Nasdaq Listing Rule"), (a) the issuance of up to 49,195,000 (assuming no redemption) or 63,919,627 (assuming maximum redemption) of newly issued shares of Roman DBDR Class B Common Stock, par value $0.0001 per share (the "Roman DBDR Class B Common Stock") in the ...(due to space limits, see proxy statement for full proposal).
Issuer
For	For
3. Governing Documents Proposal - To approve, assuming the Business Combination Proposal is approved and adopted, a proposed second amended and restated certificate of incorporation (the "Proposed Charter"), which will amend and restate the current Amended and Restated Certificate of Incorporate of Roman DBDR, dated November 5, 2020 (the "Current Charter") and a proposed second amended and restated bylaws (the "Proposed Bylaws"), which will amend and restate the current bylaws (the "Current Bylaws"), ... (due to space limits, see proxy statement for full proposal).
Issuer
For	For
4A. Advisory Charter Proposal - To approve, on a non-binding advisory basis, the material differences between the Proposed Charter and the Current Charter: To increase the authorized shares of Class A Common Stock to 250,000,000 shares.
Issuer
For	For
4B. Advisory Charter Proposal - To approve, on a non-binding advisory basis, the material differences between the Proposed Charter and the Current Charter: To increase the authorized shares of "blank check" preferred stock that the Combined Entity's board of directors could issue to raise capital and/or to discourage a takeover attempt to 10,000,000 shares.
Issuer
For	For
4C. Advisory Charter Proposal - To approve, on a non-binding advisory basis, the material differences between the Proposed Charter and the Current Charter: To provide that amendments to provisions of the Proposed Charter will require the approval of at least a majority of the Combined Entity's then-outstanding shares of capital stock entitled to vote on such amendment.
Issuer
For	For
4D. Advisory Charter Proposal - To approve, on a non-binding advisory basis, the material differences between the Proposed Charter and the Current Charter: To provide holders of any then outstanding Preferred Stock the right, voting separately by class or series, to elect one or more directors.
Issuer
For	For
4E. Advisory Charter Proposal - To approve, on a non-binding advisory basis, the material differences between the Proposed Charter and the Current Charter: To limit action required or permitted to be taken by the stockholders of the Combined Company only to annual meetings or special meetings by eliminating the right for actions to be taken by written consent.
Issuer
For	For
4F. Advisory Charter Proposal - To approve, on a non-binding advisory basis, the material differences between the Proposed Charter and the Current Charter: (i) To change the corporate name from "Roman DBDR Tech Acquisition Corp." to "CompoSecure, Inc.", (ii) to make the Combined Entity's corporate existence perpetual as opposed to Roman DBDR's corporate existence, which is presently required to be dissolved and liquidated 18 months following the closing of its initial public offering and to ... (due to space limits, see proxy statement for full proposal).
Issuer
For	For
4G. Advisory Charter Proposal - To approve, on a non-binding advisory basis, the material differences between the Proposed Charter and the Current Charter: To provide that any amendment by stockholders to the Proposed By-laws will require the approval of at least a majority of the Combined Entity's then- outstanding shares of capital stock entitled to vote such amendment.
Issuer
For	For
5. Director Election Proposal - To elect, assuming the Business Combination Proposal is approved and adopted, seven directors to serve staggered terms on the Combined Entity's board of directors until the 2022, 2023 and 2024 annual meeting of stockholders, respectively, and until their respective successors are duly elected and qualified.
Issuer
For	For
6. Equity Incentive Plan Proposal - To approve, assuming the Business Combination Proposal is approved and adopted, the 2021 Equity Incentive Plan (the "Equity Incentive Plan"), which will become effective the day prior to the Closing
Issuer
For	For
7. ESPP Proposal - To approve, assuming the Business Combination Proposal is approved and adopted, the 2021 Employee Stock Purchase Plan (the "ESPP"), which will become effective the day prior to the Closing.
Issuer
For	For
8. Adjournment Proposal - To approve a proposal to adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if, based upon the tabulated vote at the time of the Special Meeting, there are not sufficient votes to approve the Business Combination Proposal, the Nasdaq Stock Issuance Proposal, the Governing Documents Proposal, the Advisory Charter Proposals, the Director Election Proposal, the Incentive Plan Proposal or the ESPP ... (due to space limits, see proxy statement for full proposal).
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Barings BDC, INC.	2/24/2022	06759L103	BBDC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For
1. To approve the issuance of shares of Barings BDC, Inc. ("Barings BDC") common stock, $0.001 par value per share ("Barings BDC Common Stock"), pursuant to the Agreement and Plan of Merger, dated as of September 21, 2021, by and among Barings BDC, Mercury Acquisition Sub, Inc., Sierra Income Corporation and Barings LLC (the "Merger Agreement").
Issuer
Mirror Vote	For	2. To approve the issuance of shares of Barings BDC Common Stock pursuant to the Merger Agreement at a price below its then- current net asset value per share, if applicable.	Issuer
Mirror Vote	For
3. To approve the adjournment of the Barings BDC special meeting, if necessary or appropriate, to solicit additional proxies, in the event that there are insufficient votes at the time of the Barings BDC special meeting to approve Proposal 1 or Proposal 2.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Pennantpark Investment Corp.	2/8/2022	708062104	PNNT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1A. Election of Director: Arthur H. Penn	Issuer
Mirror vote	For	2. To ratify the selection of RSM US LLP to serve as the Company's independent registered public accounting firm for the fiscal year ending September 30, 2022.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
M3-Bridge Acquisition II	2/9/2022	553800103	MBAC
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. Business Combination Proposal - To consider and vote upon a proposal to approve the transactions contemplated by the Agreement and Plan of Merger, dated as August 16, 2021 (as it may be amended from time to time in accordance with its terms, the "Merger Agreement"), by and among M3-Brigade Acquisition II Corp. (the "Company"), Blue Steel Merger Sub Inc. ("Merger Sub") and Syniverse Corporation ("Syniverse"), including the business combination described in the accompanying proxy statement (the "Business Combination").
Issuer
For	For	2. To approve, (i) the issuance of more than 20% of the issued and outstanding shares, and (ii) the issuance of more than one percent of the issued and outstanding shares of Common Stock.	Issuer
For	For
3. Charter Proposal - To consider and vote upon a proposal to adopt two separate proposed charters, proposed charter alternative A, substantially in the form attached to the accompanying proxy statement as Annex B-1 ("Charter Amendment Alternative A"), and proposed charter alternative B, substantially in the form attached to the accompanying proxy statement as Annex B-2 ("Charter Amendment Alternative B," and together with Charter Amendment Alternative A, the "Charter Amendments");
Issuer
For	For
4A. Super Majority Vote Requirements - Proposal to add a super majority vote provision requiring that the prior affirmative vote of holders of at least sixty-six and two-thirds percent of the voting power of the outstanding shares of Common Stock, voting as a single class will be required before the Company.
Issuer
For	For
4B. Change in Authorized Shares - Proposal (i) in the case of Charter Amendment Alternative A, to increase our total number of authorized shares of all classes of Common Stock (ii) in the case of Charter Amendment Alternative B, to increase our total number of authorized shares of all classes of Common Stock.
Issuer
For	For	4C. Corporate Opportunity - To consider and vote upon a proposal to update the provisions regarding corporate opportunities to, among other things.	Issuer
For	For	4D. Declassification of Board - To consider and vote upon a proposal to declassify our Board.	Issuer
For	For
4E. Special Quorum Requirement and Director Voting Rights related to Carlyle and Twilio - To consider and vote upon a proposal to make certain of the terms of the Second Amended and Restated Certificate of Incorporation and also provide that for as long as any director nominated by Carlyle and its affiliates.
Issuer
For	For
4F. Ability to Call a Special Meeting - To consider and vote upon a proposal to provide that special meetings can only be called by the Board (or an officer of the Company at the direction of the Board) and no longer individually by the Company's Chief Executive Officer or the Chairman of the Board.
Issuer
For	For
4G. Class A Stock to Have Exclusive Right to Vote for the Election and Removal of Directors - To consider and vote upon a proposal to give the Class A Stock the exclusive right to vote for the election and removal of directors and the Class C Stock no right to vote for the election or removal of directors.
Issuer
For All	For All	5. Vote Board of Directors:	Issuer
Election of Director: James Attwood
Election of Director: Kevin Beebe
Election of Director: Orisa Cherenfant
Election of Director: Andrew Davies
Election of Director: Tony Holcombe
Election of Director: Greg Kleiner
Election of Director: Dan Mead
Election of Director: Mohsin Y. Meghji
Election of Director: Lauren Nemeth
Election of Director: Matthew Perkal
Election of Director: Raymond Ranelli
For	For
6. Incentive Award Plan Proposal - To consider and vote upon a proposal to adopt the Syniverse Technologies Corporation 2021 Omnibus Incentive Plan (the "Incentive Award Plan"), a copy of which is attached to the accompanying proxy statement as Annex J, including the authorization of the initial share reserve under the Incentive Award Plan.
Issuer
For	For
7. Adjournment Proposal - To consider and vote upon a proposal to adjourn the Special Meeting to a later date or dates, if necessary, to permit further solicitation and vote of proxies if there are insufficient votes for, or otherwise.
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
PGIM Global High Yield Fund, Inc.	3/9/2022	69346J106	GHY
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1.1Election of Class I Director: Ellen S. Alberding	Issuer
Mirror vote	For	1.2 Election of Class I Director: Stuart S. Parker	Issuer
Mirror vote	For	1.3 Election of Class I Director: Brian K. Reid	Issuer
Mirror vote	For	2. Ratify the appointment of PricewaterhouseCoopers LLP as the Fund's independent registered public accountant for the fiscal year ending July 31, 2022.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Spartan Acquisition Corp. III	3/8/2022	84677R106	SPAQ
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal - To consider and vote upon a proposal to (a) approve and adopt the Business Combination Agreement, dated as of July 28, 2021 (the "Business Combination Agreement"), by and among Spartan, Athena Pubco B.V., a Dutch private limited liability company (besloten vennootschap met beperkte aansprakelijkheid) ("Allego"), Athena Merger Sub, Inc., a Delaware corporation ("Merger Sub"), Madeleine Charging B.V., a Dutch private limited liability company (besloten vennootschap ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
2. The Governance Proposal - To consider and vote upon, on a non- binding advisory basis, a proposal to approve certain governance provisions contained in the Articles of Association of Allego N.V., the successor to Allego following the Business Combination (the "Allego Articles") that materially affect Allego shareholder rights (the "Governance Proposal").
Issuer
For	For
3. The Adjournment Proposal - To consider and vote upon a proposal to approve the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to permit further solicitation and vote of proxies in the event that there are insufficient votes for, or otherwise in connection with, the approval of the Business Combination Proposal (the "Adjournment Proposal").
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Tailwind Two Acquistion	3/22/2022	G86613109	TWNT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For
1. The Business Combination Proposal - RESOLVED, as an ordinary resolution, that Tailwind Two's entry into the Agreement and Plan of Merger, dated as of October 28, 2021 (as may be amended, supplemented or otherwise modified from time to time, the "Business Combination Agreement"), by and among Tailwind Two, Titan Merger Sub, Inc., a Delaware corporation ("Merger Sub") and Terran Orbital Corporation, a Delaware corporation ("Terran Orbital"), a copy of which is attached to the accompanying proxy ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
2. The Domestication Proposal - RESOLVED, as a special resolution, that Tailwind Two be transferred by way of continuation to Delaware pursuant to Part XII of the Companies Act (Revised) of the Cayman Islands and Section 388 of the General Corporation Law of the State of Delaware and, immediately upon being de- registered in the Cayman Islands, Tailwind Two be continued and domesticated as a corporation under the laws of the state of Delaware.
Issuer
For	For
3. The Charter Proposal - RESOLVED, as a special resolution, that, upon the Domestication, the amended and restated memorandum and articles of association of Tailwind Two ("Existing Governing Documents") be amended and restated by the deletion in their entirety and the substitution in their place of the proposed new certificate of incorporation of "Terran Orbital Corporation" upon the Domestication, a copy of which is attached to the accompanying proxy statement/prospectus as Annex C (the ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
4. Advisory Governing Documents Proposal A - RESOLVED, that an amendment to change the authorized share capital of Tailwind Two from US$55,100 divided into (i) 500,000,000 Class A ordinary shares, par value $0.0001 per share, (ii) 50,000,000 Class B ordinary shares, par value $0.0001 per share and (iii) 1,000,000 preference shares, par value $0.0001 per share, to (a) 300,000,000 shares of common stock, par value $0.0001 per share, of New Terran Orbital and (b) 50,000,000 shares of preferred ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
5. Advisory Governing Documents Proposal B - RESOLVED, that an amendment to authorize the board of directors of New Terran Orbital to issue any or all shares of New Terran Orbital preferred stock in one or more classes or series, with such terms and conditions as may be expressly determined by the board of directors of New Terran Orbital and as may be permitted by the Delaware General Corporation Law be approved on a non- binding advisory basis.
Issuer
For	For
6. Advisory Governing Documents Proposal C - RESOLVED, that an amendment to remove the ability of New Terran Orbital stockholders to take action by written consent in lieu of a meeting be approved on a non-binding advisory basis.
Issuer
For	For
7. Advisory Governing Documents Proposal D - RESOLVED, that certain other changes in connection with the replacement of Existing Governing Documents with the Proposed Certificate of Incorporation as part of the Domestication (a copy of which is attached to the accompanying proxy statement/ prospectus as Annex C), including (i) changing the post-Business Combination corporate name from "Tailwind Two Acquisition Corp." to "Terran Orbital Corporation" (which is expected to occur after the ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
8. Advisory Governing Documents Proposal E - RESOLVED, that an amendment to require the affirmative vote of the holders of (i) at least two thirds (2/3) of the total voting power of all the then-outstanding shares of New Terran Orbital's stock entitled to vote thereon, and voting as a single class, to amend or repeal the proposed bylaws (or a majority of the total voting power of the then-outstanding shares of capital stock of New Terran Orbital entitled to vote on such amendment or repeal, ...(due to space limits, see proxy material for full proposal).
Issuer
For	For
9. The Exchange Proposal - RESOLVED, as an ordinary resolution, that for the purposes of complying with the applicable provisions of New York Stock Exchange Listing Rule 312.03 or Nasdaq Stock Exchange Listing Rule 5635, as applicable, the issuance of shares of New Terran Orbital Common Stock in connection with the Business Combination, the Debt Financings and the PIPE Financing (each term as defined in the accompanying proxy statement/prospectus) be approved.
Issuer
For	For
10. The Incentive Award Plan Proposal - RESOLVED, as an ordinary resolution, that the New Terran Orbital 2021 Omnibus Incentive Plan, a copy of which is attached to the accompanying proxy statement/prospectus as Annex E, be adopted and approved.
Issuer
For	For
11. The Adjournment Proposal - RESOLVED, as an ordinary resolution, that the adjournment of the Extraordinary General Meeting to a later date or dates (A) to the extent necessary to ensure that any required supplement or amendment to the accompanying proxy statement/prospectus is provided to Tailwind Two shareholders or, if as of the time for which the Extraordinary General Meeting is scheduled, there are insufficient Tailwind Two ordinary shares represented (either in person or by proxy) to ...(due to space limits, see proxy material for full proposal).
Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
New America High Income Fund	4/28/2022	641876800	HYB
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Joseph L. Bower
Election of Director: Stuart A. McFarland
Election of Director: Marguerite Piret
Election of Director: Oleg M. Pohotsky
Election of Director: Ellen E. Terry

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
First Tr High Income L/S Fund	4/18/2022	433738E109	FSD
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1.1 Election of Class III Trustee for a three-year term: James A. Bowen	Issuer
Mirror vote	For	1.2 Election of Class III Trustee for a three-year term: Niel B. Nielson	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Nuveen Short Duration Credit Opp Fd	4/8/2022	67074x107	JSD
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1A. Vote Board of Directors:	Issuer
Election of Director: Judith M. Stockdale
Election of Director: Carole E. Stone
Election of Director: Margaret L. Wolff

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Gabelli Utility Trust	5/9/2022	36240A101	GUT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Mario J. Gabelli
Election of Director: Elizabeth C. Bogan
Election of Director: Vincent D. Enright
Election of Director: Kuni Nakamura

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Ellsworth Growth And Income Fd	5/9/2022	289074106	ECF
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. Vote Board of Directors:	Issuer
Election of Director: James A. Dinsmore
Election of Director: Elizabeth C. Bogan
Election of Director: Anthonie C. van Ekris

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Bancroft Fund	5/9/2022	059695106	BCV
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Jane D. O'Keeffe
Election of Director: Elizabeth C. Bogan
Election of Director: Agnes Mullady
Election of Director: Anthonie C. van Ekris

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Nexpoint Diversified RE TR	6/14/2022	65340G205	NXDT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Bryan A. Ward

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Nexpoint Diversified RE TR Pfd 5.5%	6/14/2022	65340G304	NXDT Pfd
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Ethan Powell
Election of Director: Bryan A. Ward

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Aberdeen Asia-Pacific Income Fund	4/28/2022	003009107	FAX
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror vote	For	1.1 Election of Class I director of the Fund, for a three-year term until the 2025 Annual Meeting of Stockholders: Stephen Bird	Issuer
Mirror vote	For	3.1 To consider the continuation of the terms of Director under the Fund's Corporate Governance Policies: P. Gerald Malone (Class II - 3 year term ending 2023)	Issuer
Mirror vote	For	3.2 To consider the continuation of the terms of Director under the Fund's Corporate Governance Policies: William J. Potter (Preferred - 3 year term ending 2024)

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Highland Income Fund	6/14/2022	43010E204	HFRO
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Bryan A. Ward

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Crescent Capital BDC, Inc.	5/13/2022	225655109	CCAP
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1A.Election of Class I Director to serve for a three-year term expiring at the 2025 Annual Meeting: Kathleen S. Briscoe	Issuer
Mirror Vote	For	1B. Election of Class I Director to serve for a three-year term expiring at the 2025 Annual Meeting: George G. Strong, Jr.	Issuer
Mirror Vote	For	2A. Election of Class III Director to serve for a two-year term expiring at the 2024 Annual Meeting: Elizabeth Ko	Issuer
Mirror Vote	For	3.To ratify the selection of Ernst & Young LLP ("E&Y") as the Corporation's independent registered public accounting firm for the fiscal year ending December 31, 2022.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Templeton Global Income Fund	6/6/2022	880198106	GIM
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
For	For	1. Vote Board of Directors:	Shareholder
Election of Director: Karen Caldwell
Election of Director: Ketu Desai
Election of Director: Mark Hammitt
Election of Director: Anatoly Nakum
For	For	2. Proposal to ratify the selection of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund for the fiscal year ending December 31, 2022.	Shareholder
For	For
3. Saba's proposal to terminate the Investment Management Agreement between the Fund and Templeton Investment Counsel, LLC, dated as of October 30, 1992, as amended or novated, and all other advisory and management agreements between the Fund and Franklin Advisers, Inc.
Shareholder

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Virtus Total Return Fund Inc.	5/23/2022	92835W107	ZTR
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1E. Election of Class II Director: George R. Aylward	Issuer
Mirror Vote	For	1F. Election of Class II Director: F. Ford Drummond	Issuer
Mirror Vote	For	1G. Election of Class II Director: John R. Mallin	Issuer
Mirror Vote	For	1H. Election of Class II Director: Philip R. McLoughlin	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Portman Ridge Finance Corp.	6/6/2022	73688F201	PTMN
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: George Grunebaum
Election of Director: Dean C. Kehler
Election of Director: Matthew Westwood
Mirror Vote	For	2. To ratify the selection of Deloitte & Touche LLP as the independent registered public accountant of the Company for the fiscal year ending December 31, 2022.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Cedar Realty Trust, Inc.	5/27/2022	150602605	CDR
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
No Vote	For	1. To approve the sale of the Company and substantially all of its assets, including the Grocery-Anchored Portfolio Sale and the Mergers (the "Transactions").	Issuer
No Vote	For
2. To approve, on a non-binding advisory basis, the compensation to be paid or that may become payable by the Company to its named executive officers that is based on or otherwise relates to the Transactions.
Issuer
No Vote	For	3. To approve one or more adjournments of the special meeting, if necessary, to solicit additional proxies if we have not obtained sufficient affirmative stockholder votes to approve the Transactions.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Firsty EaGLE Alternbative Capital BDC	6/16/2022	26943B100	FCRD
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Christopher J. Flynn
Election of Director: E.P. Giambastiani, Jr.
Election of Director: Nancy Hawthorne
Election of Director: James D. Kern
Election of Director: Deborah McAneny
Election of Director: Jane Musser Nelson
Mirror Vote	For	2. To ratify the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Company for the fiscal year ending December 31, 2022.	Issuer
Mirror Vote	For	3. To approve the adjournment of the Annual Meeting, if necessary or appropriate, to solicit additional proxies.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Cushing MLP & Infra Total Return FD	5/26/2022	231631300	SRV
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1a. Election of Class III Trustee to serve until 2025 annual meeting: Mr. Ronald P. Trout	Issuer
Mirror Vote	For	1b.Vote Board of Directors:	Issuer
Election of Director: Ms. Andrea N. Mullins
Election of Director: Mr. Jerry V. Swank

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
FS KKR Capital	6/22/2022	302635206	FSK
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Barbara Adams
Election of Director: Michael C. Forman
Election of Director: Jerel A. Hopkins
Mirror Vote	For	2. To approve the proposal to allow the Company in future offerings to sell its shares below net asset value per share in order to provide flexibility for future sales.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Lucent	6/15/2022	55025L108	LFT
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Withhold All	For	1. Vote Board of Directors:	Issuer
Election of Director: James P. Flynn
Election of Director: James C. Hunt
Election of Director: Neil A. Cummins
Election of Director: William A. Houlihan
Election of Director: Walter C. Keenan
Election of Director: Marie D. Reynolds
Abstain	For	2. Approval, on advisory basis, of the compensation of our named executive officers, as described in the proxy statement under "executive compensation."	Issuer
For	For	3. Ratification of the appointment of KPMG LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2022.	Issuer

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
EV New York Municipal Bond FD	7/14/2022	27827Y109	ENX
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: Thomas E. Faust Jr.
Election of Director: Cynthia E. Frost
Election of Director: Scott E. Wennerholm
Election of Director: Nancy A. Wiser

Name of Fund:	High Income Securities Fund. (PCF)
Period:	July 1, 2021 - June 30,2022

Company Name	Meeting Date	CUSIP	Ticker
Runway Growth Finance Corp.	6/16/2022	78163D100	RWAY
Vote	Management Recommended Vote	Proposal	Propose by issuer or shareholder
Mirror Vote	For	1. Vote Board of Directors:	Issuer
Election of Director: R. David Spreng
Election of Director: Brian Laibow

Mirror Vote	For	2. To ratify the selection of RSM US LLP to serve as the Company's independent registered public accounting firm for the fiscal year ending December 31, 2022.	Issuer
Mirror Vote	For
3. To approve a proposal to authorize the Company to issue options, warrants or securities to subscribe to, convert to, or purchase common stock, subject to the conditions as set forth in the proxy statement.
Issuer
Mirror Vote	For
4. To approve of the Company becoming subject to a minimum asset coverage ratio of at least 150%, permitting the Company to double its amount of debt incurrence, pursuant to Section 61(a) (2) of the Investment Company Act of 1940, as amended by the Small Business Credit Availability Act.
Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  High Income Securities Fund

By (Signature and Title)*   /s/ Andrew Dakos______________________________________
Andrew Dakos, President

Date   8/22/2022

* Print the name and title of each signing officer under his or her signature.